Retirement Plans And Postretirement Benefits (Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (Retirement Plans [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 151,469	$ 144,809
Fair value of plan assets	91,319	80,935
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	78,595	72,075
Fair value of plan assets	$ 71,750	$ 64,938